AB Active ETFs, Inc.

AB Tax-Aware Intermediate Municipal ETF

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.6%
Long-Term Municipal Bonds – 87.2%
Alabama – 5.2%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$2,250	$2,435,167
Black Belt Energy Gas District (Goldman Sachs Group) Series 2024-B 5.00%, 10/01/2055	1,750	1,864,015
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,100	1,099,518
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2040	250	277,061
5.25%, 10/01/2044	100	108,149
Energy Southeast A Cooperative District (Morgan Stanley) Series 2024-B 5.25%, 07/01/2054	1,050	1,144,576
Lauderdale County Agriculture Center Authority (Lauderdale County Agriculture Center Authority Spl Tax) Series 2024 5.00%, 07/01/2041	1,000	1,071,674
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	200	214,803
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	500	531,019
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	400	424,882
Southeast Energy Authority A Cooperative District (Pacific Mutual Holding) Series 2024-C 5.00%, 11/01/2055	250	269,839

		9,440,703

Arizona – 2.2%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2024 5.00%, 11/01/2044	150	160,652
5.00%, 11/01/2049	1,000	1,052,637
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	300	308,775

	Principal Amount (000)	U.S. $ Value

La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)	$400	$401,278
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2019-A 4.125%, 09/01/2042	250	245,315
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	1,500	1,641,582
Sierra Vista Industrial Development Authority (American Leadership Academy) Series 2024 5.00%, 06/15/2044(a)	200	201,157

		4,011,396

California – 6.7%
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	250	265,440
Series 2024 5.00%, 08/01/2055	700	752,417
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	750	797,862
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	200	211,013
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	500	550,901
California Community Choice Financing Authority (Pacific Mutual Holding) Series 2024-F 5.00%, 02/01/2055	750	815,103
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	100	86,929
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a) (b)	300	304,311
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2033	500	534,097

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)	$100	$70,482
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	455	53,457
Series 2022 5.00%, 06/01/2051	460	477,053
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024-C 5.00%, 07/01/2041	500	550,280
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2016-B 5.00%, 07/01/2036	3,100	3,122,748
San Francisco Bay Area Rapid Transit District (San Francisco Bay Area Rapid Transit District) Series 2017 4.00%, 08/01/2037	300	303,949
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044	1,000	1,023,430
Series 2024 5.00%, 05/01/2034	500	555,192
San Francisco Intl Airport (SFO Fuel Co. LLC) Series 2019 5.00%, 01/01/2047	1,000	1,017,922
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021 5.00%, 07/01/2025	375	376,960
State of California (State of California) Series 2024 5.00%, 08/01/2044	200	223,416

		12,092,962

Colorado – 0.6%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2031	300	314,446
5.00%, 12/01/2034	400	444,442
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.50%, 04/01/2044(a)	100	103,814

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	$250	$229,221

		1,091,923

Connecticut – 0.6%
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2018-B 5.00%, 10/01/2025	1,000	1,013,498

District of Columbia – 2.1%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024-A 5.125%, 06/01/2034(a)	100	101,513
District of Columbia (KIPP DC Obligated Group) Series 2017-B 5.00%, 07/01/2037	200	205,899
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2020-A 5.00%, 10/01/2033	250	267,011
Series 2022-A 5.00%, 10/01/2031	345	375,487
Series 2023-A 5.00%, 10/01/2035	1,000	1,084,140
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Prerefunded - US Treasuries) AGC Series 2009 6.50%, 10/01/2041(c)	1,275	1,349,868
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2020-A 5.00%, 07/15/2045	400	420,075

		3,803,993

Florida – 7.5%
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2034(a)	150	153,510
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 5.25%, 06/01/2044(a)	500	514,805
Capital Trust Authority (Mason Classical Academy) Series 2024 5.00%, 06/01/2054(a)	150	148,214

	Principal Amount (000)	U.S. $ Value

Central Florida Tourism Oversight District (Central Florida Tourism Oversight District) Series 2024-A 5.00%, 06/01/2044	$1,000	$1,077,637
City of Tampa FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2020 4.00%, 07/01/2038	375	374,130
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.625%, 01/01/2060(a)	100	102,710
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2044	1,000	1,075,007
County of Miami-Dade FL (County of Miami-Dade FL) Series 2024 5.00%, 04/01/2046	1,000	1,063,305
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2034	1,000	1,102,595
Series 2025-A 5.25%, 10/01/2050(b)	500	529,451
County of Palm Beach FL Airport System Revenue (County of Palm Beach FL Airport System Revenue) Series 2024-B 5.25%, 10/01/2042	300	326,781
Florida Development Finance Corp. (Brightline Trains Florida) AGM Series 2024 5.00%, 07/01/2044	350	360,218
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	250	252,817
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(a)	100	100,820
Florida Higher Educational Facilities Financial Authority (Florida Institute of Technology) Series 2019 5.00%, 10/01/2036	155	159,528
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2024 5.00%, 10/01/2034	500	555,128
5.25%, 10/01/2040	1,095	1,215,568

	Principal Amount (000)	U.S. $ Value

Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2044	$300	$323,725
Lee Memorial Health System (Lee Health System Obligated Group) Series 2024 5.00%, 04/01/2025	1,000	1,001,314
Mid-Bay Bridge Authority (Mid-Bay Bridge Authority) Series 2015-A 5.00%, 10/01/2035	300	302,034
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2044	500	539,996
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2024 5.25%, 10/01/2048	255	260,316
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2036	700	744,879
School Board of Miami-Dade County (The) (Miami-Dade County School Board Foundation COP) Series 2025-A 5.00%, 05/01/2026	1,000	1,026,056
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.20%, 05/01/2039(a)	250	249,669

		13,560,213

Georgia – 4.0%
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2022-A 5.00%, 07/01/2047	1,310	1,392,128
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2043	200	211,261
5.25%, 10/01/2054	700	741,424
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	555	579,979
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2043	1,000	1,026,989
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2024-B 5.00%, 12/01/2054	1,000	1,076,631

	Principal Amount (000)	U.S. $ Value

Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2063	$700	$712,306
Savannah Economic Development Authority (SSU Community Development I) Series 2021 4.00%, 06/15/2038	1,000	1,001,699
Savannah Hospital Authority (St. Joseph’s/Candler Health System Obligated Group) Series 2019 4.00%, 07/01/2039	500	495,812

		7,238,229

Guam – 1.5%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2024-A 5.25%, 10/01/2040	385	411,600
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 07/01/2039	270	292,395
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2033	1,000	1,032,419
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,000	961,630

		2,698,044

Hawaii – 0.7%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	250	175,494
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2041(b)	1,000	1,075,689

		1,251,183

Illinois – 5.7%
Chicago Board of Education (Chicago Board of Education) Series 2021-A 5.00%, 12/01/2036	120	123,444
Series 2023-A 5.00%, 12/01/2034	100	104,740
6.00%, 12/01/2049	1,300	1,405,107

	Principal Amount (000)	U.S. $ Value

Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.00%, 01/01/2036	$500	$544,333
Series 2024-C 5.25%, 01/01/2042	250	272,363
Illinois Finance Authority (Advocate Aurora Health Obligated Group) Series 2014 4.00%, 08/01/2038	1,000	982,424
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(a)	100	100,841
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2017-A 5.00%, 01/01/2042	1,245	1,288,707
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017 0.00%, 12/15/2042(c)	100	74,955
Series 2020 5.00%, 06/15/2050	1,000	1,024,914
Series 2022 4.00%, 12/15/2042	1,000	962,619
NATL Series 2002 Zero Coupon, 06/15/2035	150	100,613
State of Illinois (State of Illinois) Series 2020 5.50%, 05/01/2039	1,000	1,085,930
Series 2020-B 4.00%, 10/01/2033	100	101,660
Series 2023-B 5.50%, 05/01/2047	1,000	1,067,836
Series 2024 5.00%, 02/01/2039	1,000	1,103,737

		10,344,223

Indiana – 1.1%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	100	103,108
Hancock County Redevelopment Authority (County of Hancock IN Mt Comfort North Allocation Area No. 1 Lease) Series 2025 5.00%, 08/15/2036	1,000	1,139,785
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(a)	100	105,377
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044	300	278,764

	Principal Amount (000)	U.S. $ Value

Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 6.00%, 03/01/2053	$150	$160,823
Series 2023-F 7.75%, 03/01/2067	100	112,592
BAM Series 2023 5.25%, 03/01/2067	100	106,341

		2,006,790

Kentucky – 3.1%
Kenton County Airport Board (Kenton County Airport Board) Series 2024-A 5.00%, 01/01/2033	1,885	2,070,552
5.25%, 01/01/2044	350	374,550
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	1,155	1,242,946
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055	500	529,697
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.25%, 04/01/2054	200	217,493
Series 2025-A 5.25%, 06/01/2055(b)	1,000	1,065,730

		5,500,968

Louisiana – 1.7%
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.50%, 09/01/2054	100	107,228
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.25%, 01/01/2040	1,000	1,095,006
5.25%, 01/01/2045	1,000	1,063,503
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	500	501,096
State of Louisiana Gasoline & Fuels Tax Revenue (State of Louisiana Gasoline & Fuels Tax Revenue) Series 2024-A 5.00%, 05/01/2039	200	226,048

		2,992,881

Maine – 0.3%
Finance Authority of Maine (Casella Waste Systems) Series 2024 4.625%, 12/01/2047(a)	600	614,926

	Principal Amount (000)	U.S. $ Value

Maryland – 1.6%
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	$370	$385,642
Maryland Stadium Authority (Baltimore City Public Schools Construction & Revitalization Program) Series 2018 5.00%, 05/01/2036	445	469,783
State of Maryland (State of Maryland) Series 2017-B 5.00%, 08/01/2025	1,000	1,009,605
State of Maryland Department of Transportation (Maryland Aviation Administration) AGC Series 2024 5.25%, 08/01/2043	1,000	1,084,381

		2,949,411

Massachusetts – 1.4%
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2015-D 5.00%, 07/01/2044	500	500,081
Massachusetts Development Finance Agency (Emerson College) Series 2017-A 5.00%, 01/01/2040	500	509,649
Series 2025 5.25%, 01/01/2043	460	495,804
Massachusetts Port Authority (Massachusetts Port Authority) Series 2021-E 5.00%, 07/01/2038	975	1,042,075

		2,547,609

Michigan – 0.2%
City of Detroit MI (City of Detroit MI) Series 2023-C 6.00%, 05/01/2043	250	280,172

Minnesota – 0.8%
City of Center City MN (Hazelden Betty Ford Foundation) Series 2025 5.00%, 11/01/2044	160	171,820
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2042	500	544,800
Metropolitan Council (Metropolitan Council) Series 2016-A 5.00%, 03/01/2025	705	705,000

		1,421,620

	Principal Amount (000)	U.S. $ Value

Mississippi – 1.0%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2034	$715	$787,215
5.50%, 07/01/2050	900	973,485

		1,760,700

Nevada – 0.5%
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2044	300	319,876
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2024 8.125%, 01/01/2050	200	206,685
Series 2025 9.50%, 01/01/2065(a) (b)	200	201,100
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2035	235	246,756

		974,417

New Hampshire – 0.6%
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	100	100,450
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	100	94,557
New Hampshire Business Finance Authority (University of Nevada Reno) BAM Series 2023 4.50%, 06/01/2053	960	962,735

		1,157,742

New Jersey – 1.9%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AGM Series 2006-C Zero Coupon, 12/15/2033	100	73,674
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.25%, 06/15/2050	1,075	1,157,983
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2024-A 4.00%, 06/15/2042	1,200	1,178,541

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	$1,000	$1,010,348

		3,420,546

New York – 10.8%
Build NYC Resource Corp. (Kipp NYC Public Charter Schools) Series 2023 5.00%, 07/01/2032	550	596,316
Empire State Development Corp. (New York State Sales Tax) Series 2024-A 5.00%, 03/15/2047	1,000	1,079,965
Long Island Power Authority (Long Island Power Authority) Series 2024-A 5.00%, 09/01/2049	1,000	1,076,799
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2017 Zero Coupon, 11/15/2033	425	305,904
Series 2020-C 4.75%, 11/15/2045	400	408,927
Series 2024-A 5.25%, 11/15/2049	1,000	1,075,959
Series 2024-B 5.00%, 11/15/2039	300	332,923
Monroe County Industrial Development Corp./NY (Eugenio Maria de Hostos Charter School) Series 2024 5.00%, 07/01/2044(a)	150	154,243
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2021-B 4.00%, 06/15/2045	1,000	984,746
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2037	1,000	1,144,375
New York City Transitional Finance Authority Future Tax Secured Revenue (Prerefunded - US Treasuries) Series 2015-C 5.00%, 11/01/2025	1,250	1,254,249
New York Liberty Development Corp. (Goldman Sachs Headquarters) Series 2007 5.50%, 10/01/2037	1,000	1,199,358
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2024-A 5.00%, 03/15/2039	2,225	2,528,708

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2023 5.625%, 04/01/2040	$500	$535,858
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2041	1,000	1,041,901
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2054	500	533,442
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 6.00%, 06/30/2054	120	129,300
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	250	249,996
5.25%, 01/01/2050	100	99,998
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2020-2 4.00%, 07/15/2037	900	912,904
Series 2022 5.25%, 08/01/2041	855	919,002
Suffolk Regional Off-Track Betting Co. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	100	103,319
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax) Series 2025 5.00%, 12/01/2046	500	537,526
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 02/01/2028	1,000	1,056,901
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.00%, 05/15/2054	1,065	1,134,189

		19,396,808

North Carolina – 1.3%
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AGM Series 2023 5.25%, 07/01/2042	1,000	1,082,400
Raleigh Durham Airport Authority (Raleigh Durham Airport Authority) Series 2015-A 5.00%, 05/01/2029	1,225	1,229,088

		2,311,488

	Principal Amount (000)	U.S. $ Value

Ohio – 1.4%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055	$1,000	$914,282
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	100	77,868
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,062,395
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2042	400	423,237

		2,477,782

Oklahoma – 1.8%
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.00%, 01/01/2045	1,000	1,087,312
Series 2025-B 5.00%, 01/01/2040(b)	1,000	1,114,074
University of Oklahoma (The) (University of Oklahoma/The) BAM Series 2024-A 5.00%, 07/01/2044	890	965,693

		3,167,079

Oregon – 0.3%
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2047	500	467,434

Pennsylvania – 3.6%
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2046	100	89,596
5.00%, 07/01/2030	100	105,712
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2015-B 5.00%, 07/01/2032	1,000	1,005,668
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2023 5.00%, 09/01/2025	1,000	1,011,298
Series 2024 4.00%, 08/15/2043	200	200,223

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2039	$300	$326,964
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AGM Series 2019-A 5.00%, 09/01/2044	1,000	1,046,615
Pocono Mountains Industrial Park Authority (St. Luke’s Hospital Obligated Group) Series 2015 5.00%, 08/15/2040	1,140	1,140,217
State Public School Building Authority (School District of Philadelphia/The) AGM Series 2016 5.00%, 06/01/2025	1,500	1,507,203

		6,433,496

Puerto Rico – 0.2%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043	166	104,193
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	100	119,210
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 5.00%, 07/01/2058	100	100,388

		323,791

South Carolina – 2.0%
South Carolina Jobs-Economic Development Authority (Beaufort Memorial Hospital Obligated Group) Series 2024 5.50%, 11/15/2044	395	416,948
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2020 5.00%, 12/01/2046	1,000	1,036,595
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.25%, 11/01/2044	595	652,498

	Principal Amount (000)	U.S. $ Value

South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2021-A 4.00%, 12/01/2035	$1,000	$1,014,443
Series 2025-B 5.00%, 12/01/2044(b)	500	540,433

		3,660,917

Tennessee – 1.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	400	390,872
Series 2016-B Zero Coupon, 12/01/2031(a)	100	69,941
Metropolitan Government of Nashville & Davidson County TN (Metropolitan Govt of Nashville & Davidson County TN) Series 2024-C 4.00%, 01/01/2044	1,500	1,483,021
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2041	465	506,809
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.25%, 06/01/2056(a)	100	101,314

		2,551,957

Texas – 6.2%
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-C 5.00%, 08/15/2038	100	112,951
City of Dallas TX (City of Dallas TX) Series 2024-C 5.00%, 02/15/2032	1,000	1,130,527
City of Georgetown TX Utility System Revenue (City of Georgetown TX Utility System Revenue) BAM Series 2024 5.00%, 08/15/2044	1,535	1,645,499
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) AGM Series 2023 5.00%, 07/01/2038	500	539,906
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.50%, 07/15/2038	1,000	1,081,434
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2021-A 5.00%, 02/01/2037	1,250	1,362,886

	Principal Amount (000)	U.S. $ Value

Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-B 5.00%, 12/01/2036	$300	$311,556
Lower Colorado River Authority (Lower Colorado River Authority) AGM Series 2022 5.00%, 05/15/2034	1,000	1,111,610
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.125%, 01/01/2044(a)	100	102,717
San Antonio Water System (Prerefunded - US Treasuries) Series 2015-B 4.00%, 05/15/2035	2,500	2,505,838
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.965% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(d)	1,000	1,006,261
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-B 5.50%, 01/01/2054	200	222,941
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3) Series 2019 5.00%, 06/30/2058	100	101,081

		11,235,207

Utah – 1.5%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2023-A 5.50%, 07/01/2053	2,000	2,140,631
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2024 5.50%, 10/15/2044	500	537,602

		2,678,233

Virginia – 1.7%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	1,000	1,007,166
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 7.00%, 09/01/2059	100	113,207

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 07/01/2041	$1,000	$949,485
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044	1,000	993,773

		3,063,631

Washington – 1.8%
City of Federal Way WA (City of Federal Way WA) Series 2024 5.00%, 12/01/2049	1,000	1,066,036
King & Snohomish Counties School District No. 417 Northshore (King & Snohomish Counties School District No. 417 Northshore) Series 2024 5.00%, 12/01/2040	100	112,899
State of Washington (State of Washington) Series 2020 - 5.00%, 07/01/2025	750	755,648
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2025 4.00%, 03/01/2041	1,000	986,151
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/20/2050	299	293,180

		3,213,914

West Virginia – 0.6%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2023 5.00%, 06/01/2041	1,000	1,077,680

Wisconsin – 1.6%
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	100	102,205
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration) Series 2024 5.00%, 08/01/2027(a)	150	152,877

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	$100	$44,034
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2060(a)	500	478,466
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,000	1,062,787
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2047	1,000	1,000,700
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	100	103,738

		2,944,807

Total Long-Term Municipal Bonds (cost $156,313,783)		157,178,373

Short-Term Municipal Notes – 9.4%
Arizona – 0.2%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 1.70%, 01/01/2046(e)	335	335,000

Colorado – 0.8%
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County) Series 2008 1.70%, 02/01/2038(e)	1,055	1,055,000
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center) Series 2012 1.70%, 01/01/2039(e)	350	350,000

		1,405,000

District of Columbia – 0.3%
District of Columbia (MedStar Health Obligated Group) Series 2017-A 1.70%, 08/15/2038(e)	600	600,000

Florida – 0.1%
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2020 1.60%, 11/15/2042(e)	275	275,000

	Principal Amount (000)	U.S. $ Value

Kentucky – 0.4%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016-B 1.60%, 10/01/2039(e)	$650	$650,000

Maryland – 1.0%
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System Obligated Group) Series 2024 1.45%, 06/01/2046(e)	650	650,000
1.45%, 06/01/2048(e)	810	810,000
Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System Obligated Group) Series 2008 1.50%, 07/01/2041(e)	300	300,000

		1,760,000

Massachusetts – 0.9%
Massachusetts Development Finance Agency (Trustees of Boston University) - Series 2013-U 1.60%, 10/01/2042(e)	1,440	1,440,000
Series 2018-U 1.45%, 10/01/2042(e)	200	200,000

		1,640,000

Michigan – 1.1%
Green Lake Township Economic Development Corp. (Interlochen Center for the Arts) Series 2023 1.70%, 06/01/2034(e)	700	700,000
Michigan Finance Authority (Michigan Finance Authority) Series 2024-A 5.00%, 07/21/2025	1,375	1,385,447

		2,085,447

New Jersey – 0.6%
City of Hoboken NJ (City of Hoboken NJ) Series 2025-A 4.00%, 03/10/2026(b)	1,000	1,012,313

New York – 1.8%
City of New York NY (City of New York NY) Series 2008-L 1.60%, 04/01/2038(e)	1,230	1,230,000

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2017-A 1.50%, 11/01/2031(e)	$570	$570,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 03/06/2026(b)	1,000	1,012,194
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2022-B 1.60%, 01/01/2033(e)	400	400,000

		3,212,194

North Carolina – 0.3%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AGM Series 2017-E 1.50%, 01/15/2044(e)	570	570,000

Ohio – 0.5%
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2019 1.35%, 11/15/2045(e)	280	280,000
State of Ohio (University Hospitals Health System Obligated Group) Series 2018 1.30%, 01/15/2046(e)	700	700,000

		980,000

Pennsylvania – 0.8%
Delaware Valley Regional Finance Authority (Delaware Valley Regional Finance Authority) Series 2024-B 1.50%, 09/01/2059(e)	500	500,000
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AGM Series 2017-A 5.00%, 09/01/2025	1,000	1,010,558

		1,510,558

Vermont – 0.3%
Vermont Educational & Health Buildings Financing Agency (Landmark College, Inc.) Series 2009 1.66%, 07/01/2039(e)	500	500,000

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.3%
Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin) Series 2023-B 1.50%, 12/01/2033(e)	$500	$500,000

Total Short-Term Municipal Notes (cost $17,035,695)		17,035,512

Total Municipal Obligations (cost $173,349,478)		174,213,885

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.1%
Agency CMBS – 0.1%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2024-ML21, Class AUS 4.616%, 08/25/2041 (cost $100,541)	100	103,899

SHORT-TERM INVESTMENTS – 4.7%
U.S. Treasury Bills – 2.5%
U.S. Treasury Bill Zero Coupon, 03/13/2025	1,500	1,498,225
Zero Coupon, 04/03/2025	1,000	996,349
Zero Coupon, 05/29/2025	2,000	1,979,676

Total U.S. Treasury Bills (cost $4,474,384)		4,474,250

	Shares

Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(f) (g) (h) (cost $3,980,206)	3,980,206	3,980,206

Total Short-Term Investments (cost $8,454,590)		8,454,456

Total Investments – 101.4% (cost $181,904,609)(i)		182,772,240
Other assets less liabilities – (1.4)%		(2,563,882)

Net Assets – 100.0%		$180,208,358

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,290	10/15/2028	CPI#	2.565%	Maturity	$(4,123)	$—	$(4,123)
USD	3,100	10/15/2029	2.569%	CPI#	Maturity	932	—	932
USD	3,000	10/15/2029	2.485%	CPI#	Maturity	12,594	—	12,594
USD	1,568	10/15/2029	2.516%	CPI#	Maturity	4,324	—	4,324
USD	1,566	10/15/2029	2.451%	CPI#	Maturity	9,027	—	9,027
USD	1,566	10/15/2029	2.499%	CPI#	Maturity	5,556	—	5,556
USD	2,410	10/15/2030	CPI#	2.531%	Maturity	(2,168)	—	(2,168)

						$26,142	$—	$26,142

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	880	10/15/2029	1 Day SOFR	3.800%	Annual	$161	$—	$161
USD	800	10/15/2029	1 Day SOFR	3.785%	Annual	(451)	—	(451)
USD	1,300	10/15/2030	1 Day SOFR	4.082%	Annual	21,582	—	21,582
USD	800	10/15/2030	1 Day SOFR	4.092%	Annual	13,458	—	13,458
USD	650	12/13/2030	1 Day SOFR	4.273%	Annual	17,312	—	17,312
USD	400	12/13/2030	1 Day SOFR	4.299%	Annual	11,215	—	11,215
USD	2,270	09/15/2031	1 Day SOFR	3.525%	Annual	(39,391)	—	(39,391)
USD	1,050	09/15/2031	1 Day SOFR	3.786%	Annual	(693)	—	(693)
USD	580	09/15/2031	1 Day SOFR	3.514%	Annual	(10,435)	—	(10,435)
USD	1,700	12/03/2031	1 Day SOFR	3.732%	Annual	(5,929)	—	(5,929)
USD	1,700	12/03/2031	1 Day SOFR	3.967%	Annual	21,058	—	21,058
USD	1,700	12/03/2031	1 Day SOFR	4.212%	Annual	45,788	—	45,788
USD	1,600	12/03/2031	1 Day SOFR	4.088%	Annual	30,296	—	30,296
USD	1,500	12/03/2031	1 Day SOFR	4.036%	Annual	23,632	—	23,632
USD	1,210	12/03/2031	1 Day SOFR	3.747%	Annual	(196)	(195)	(1)
USD	1,190	12/03/2031	1 Day SOFR	4.146%	Annual	27,152	21	27,131
USD	870	12/03/2031	1 Day SOFR	3.842%	Annual	4,336	(79)	4,415
USD	700	12/03/2031	1 Day SOFR	3.898%	Annual	5,015	(104)	5,119
USD	390	12/03/2031	1 Day SOFR	4.125%	Annual	8,305	—	8,305
USD	1,950	12/15/2031	1 Day SOFR	4.150%	Annual	44,179	—	44,179
USD	960	08/15/2034	3.747%	1 Day SOFR	Annual	6,504	(136)	6,640
USD	900	08/15/2034	3.719%	1 Day SOFR	Annual	8,210	(416)	8,626
USD	700	08/15/2034	3.314%	1 Day SOFR	Annual	30,667	—	30,667
USD	684	08/15/2034	3.844%	1 Day SOFR	Annual	(1,114)	—	(1,114)
USD	670	08/15/2034	3.907%	1 Day SOFR	Annual	(4,492)	—	(4,492)
USD	400	08/15/2034	3.231%	1 Day SOFR	Annual	20,773	—	20,773
USD	266	08/15/2034	3.856%	1 Day SOFR	Annual	(696)	—	(696)
USD	200	08/15/2034	3.304%	1 Day SOFR	Annual	9,465	—	9,465
USD	540	09/15/2044	1 Day SOFR	3.454%	Annual	(34,931)	—	(34,931)

						$250,780	$(909)	$251,689

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $5,693,901 or 3.2% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2025.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2025.
(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	The rate shown represents the 7-day yield as of period end.
(g)	Affiliated investments.

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,512,863 and gross unrealized depreciation of investments was $(367,401), resulting in net unrealized appreciation of $1,145,462.

As of February 28, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.8% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Tax-Aware Intermediate Municipal ETF

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$157,178,373	$—	$157,178,373
Short-Term Municipal Notes	—	17,035,512	—	17,035,512
Commercial Mortgage-Backed Securities	—	103,899	—	103,899
Short-Term Investments:
U.S. Treasury Bills	—	4,474,250	—	4,474,250
Investment Companies	3,980,206	—	—	3,980,206

Total Investments in Securities	3,980,206	178,792,034	—	182,772,240
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	32,433	—	32,433
Centrally Cleared Interest Rate Swaps	—	349,108	—	349,108
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(6,291)	—	(6,291)
Centrally Cleared Interest Rate Swaps	—	(98,328)	—	(98,328)

Total	$3,980,206	$179,068,956	$—	$183,049,162

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$137	$33,662	$29,819	$3,980	$26